Dec. 31, 2020
Bogle Investment Management Small Cap Growth Fund

THE RBB FUND, INC. (the “Company”)

Bogle Investment Management Small Cap Growth Fund (the “Fund”)

(Ticker: BOGIX)

Supplement dated February 16, 2021

to the Prospectus and Statement of Additional Information each dated

December 31, 2020

Bogle Investment Management, L.P. (“Bogle”), the current investment adviser to the Fund, has notified the Board of Directors of the Company (the “Board”) that it wishes to resign as the investment adviser to the Fund. In order to ensure the continued management of the Fund’s assets following the resignation by Bogle, the Board unanimously voted to approve (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and Summit Global Investments, LLC (“Summit”), which is expected to become effective on March 15, 2021, and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit, which will not become effective unless approved by shareholders of the Fund.

The Interim Advisory Agreement will remain effective until the earlier of 150 days from its effective date or the date upon which shareholders approve the New Advisory Agreement. A special meeting of the shareholders will be held in the second quarter of 2021 at which shareholders will be asked to consider and approve the New Advisory Agreement. In advance of the meeting, shareholders entitled to vote at the meeting will receive proxy materials providing more information about Summit and the New Advisory Agreement including, among other information, a form of the New Advisory Agreement.

In addition, the Fund will change its name to the SGI Small Cap Growth Fund, effective as of the effective date of the Interim Advisory Agreement. The Fund’s investment objective will not change, but certain of the Fund’s principal investment strategies and risks will change. Following the effective date of the Interim Advisory Agreement, when selecting or selling stocks, Summit will consider environmental, social and/or governance (“ESG”) issues in addition to other factors. Therefore, the Fund will be subject to the following additional risk:

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Please keep this Supplement with your records.